Share capital and premium (Tables)	6 Months Ended
Jun. 30, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Share Capital

	As at	As at	As at
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited
Share capital
Authorised:
600,000,000 ordinary shares of 25 SA cents each	23	23	23
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
5,000,000 B redeemable preference shares of 1 SA cents each	—	—	—
30,000,000 C redeemable preference shares at no par value	—	—	—
	23	23	23

Issued and fully paid:
416,603,645 (June 2019: 414,656,454; December 2019: 415,301,215) ordinary shares in issue of 25 SA cents each	17	16	17
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
778,896 B redeemable preference shares of 1 SA cent each	—	—	—
	17	16	17
Treasury shares held within the group
2,778,896 A and B redeemable preference shares	—	—	—
	17	16	17

Share premium
Balance at beginning of period	7,235	7,208	7,208
Ordinary shares issued	12	21	27
	7,247	7,229	7,235
Less: held within the group
Redeemable preference shares	(53)	(53)	(53)
Balance at end of period	7,194	7,176	7,182
Share capital and premium	7,211	7,192	7,199